UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Jasinkiewicz
Title:      Managing Member
Phone:      973-671-0663

Signature, Place and Date of Signing:


/s/ Paul Jasinkiewicz            New York, New York            February 22, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number    Name

1.    028-10684               Millennium Management LLC

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $17,400
                                         (thousands)

List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                        Jasinkiewicz Capital Management, LLC
                                                                 December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
ALPHA NATURAL RESOURCES INC       COM          02076X102    375       18,339 SH         Sole        None      18,339
APPROACH RESOURCES INC            COM          03834A103    286        9,736 SH         Sole        None       9,736
BARRETT BILL CORP                 COM          06846N104    249        7,301 SH         Sole        None       7,301
BERRY PETE CO                    CL A          O85789105    745       17,723 SH         Sole        None      17,723
BOX SHIPS INCORPORATED            SHS          Y09675102     92       11,000 SH         Sole        None      11,000
CANADIAN NAT RES LTD              COM          136385101    614       16,424 SH         Sole        None      16,424
CARBO CERAMICS INC                COM          140781105    450        3,647 SH         Sole        None       3,647
CHESAPEAKE ENERGY CORP            COM          165167107    272       12,200     CALL   Sole        None      12,200
CHESAPEAKE ENERGY CORP            COM          165167107    373       16,718 SH         Sole        None      16,718
COBALT INTL ENERGY INC            COM          19075F106    360       23,186 SH         Sole        None      23,186
CONCHO RES INC                    COM          20605P101    403        4,301 SH         Sole        None       4,301
EOG RES INC                       COM          26875P101  1,340       13,599 SH         Sole        None      13,599
EQT CORP                          COM          26884L109  1,320       24,088 SH         Sole        None      24,088
FLOTEK INDS INC DEL               COM          343389102  3,029      304,079 SH         Sole        None     304,079
LUFKIN INDS INC                   COM          549764108    636        9,454 SH         Sole        None       9,454
NOBLE ENERGY INC                  COM          655044105    513        5,434 SH         Sole        None       5,434
NORTHERN OIL & GAS INC NEV        COM          665531109    309       12,886 SH         Sole        None      12,886
OCCIDENTAL PETE CORP DEL          COM          674599105  1,067       11,387 SH         Sole        None      11,387
OIL STS INTL INC                  COM          678026105    381        4,986 SH         Sole        None       4,986
PIONEER NAT RES CO                COM          723787107    746        8,338 SH         Sole        None       8,338
RAM ENERGY RESOURCES INC          COM          75130P109     95       30,450 SH         Sole        None      30,450
RANGE RES CORP                    COM          75281A109    316        5,108 SH         Sole        None       5,108
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206    230        3,150 SH         Sole        None       3,150
SM ENERGY CO                      COM          78454L100    534        7,304 SH         Sole        None       7,304
TRANSATLANTIC PETROLEUM LTD       SHS          G89982105    122       93,437 SH         Sole        None      93,437
TRANSOCEAN LTD                  REG SHS        H8817H100  1,184       30,846 SH         Sole        None      30,846
TRANSOCEAN LTD                  REG SHS        H8817H100    165        4,300     CALL   Sole        None       4,300
VALERO ENERGY CORP NEW            COM          91913Y100    413       19,625 SH         Sole        None      19,625
WEATHERFORD INTERNATIONAL LT    REG SHS        H27013103    781       53,352 SH         Sole        None      53,352

SK 26653 0001 1265387